As filed with the Securities and Exchange Commission

                                 on June 4, 1998


                        Securities Act File No. 333-49565

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /____/

                       Pre-Effective Amendment No. /____/


                      Post-Effective Amendment No. /___1__/


                                   FORUM FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Offices) (Zip Code)

                                                           (207) 879-1900
                  (Registrant's Area Code and Telephone Number)


                              Leslie K. Klenk, Esq.

                         Forum Financial Services, Inc.
                               Two Portland Square
                               Portland, ME 04101

                          Copies of Communications to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                  Approximate Date of Proposed Public Offering:
                        As soon as practicable after this
                    Registration Statement becomes effective.


     It is proposed that this filing will become immediately effective pursuant to Rules 488and 461 under the Securities Act of 1933, OR AS SOON THEREAFTER AS PRACTICABLE. No filing fee is required because the Registrant has previously registered an indefinite number of its Shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                              CROSS REFERENCE SHEET

Pursuant to Rule 481(a) Under the Securities Act of 1933

Item of Form N-14                           Location in the Prospectus

PART A

1.  Beginning of Registration
Statement and Outside Front
Cover Page of Prospectus                    Cross Reference Sheet and
                                            Cover Page

2.  Beginning and Outside Back
Cover Page of Prospectus                    Table of Contents

3.  Fee Table, Synopsis Information,
and Risk Factors                            Synopsis; Risk Factors; Advisory
                                            Fees and Other Expenses

4.  Information About the
Transaction                                 Synopsis; Risk Factors; The
                                            Conversion; The Proposals;
                                            Securities To Be Issued;
                                            Advantages to Fund
                                            Shareholders; Federal Income
                                            Tax Consequences of the
                                            Conversion; ERISA
                                            Considerations; Comparison of
                                            the Partnership to the Fund;
                                            Capitalization; Expenses of
                                            the Exchange; Initial
                                            Approvals; Financial
                                            Statements

5.  Information About the
Registrant                                  General Information About the
                                            Partnership and the Fund;
                                            Regulatory Matters

6.  Information About the Company
Being Acquired                              Risk Factors; General
                                            Information About the
                                            Partnership and the Fund;
                                            Comparison of the Partnership
                                            to the Fund

7.  Voting Information                      Voting Information

8.  Interest of Certain Persons
and Experts                                 Interest of Mr. Keffer

9.  Additional Information Required for
Reoffering by Persons Deemed to be
Underwriters                                Not Applicable

PART B

10. Cover Page                              Cover Page

11. Table of Contents                       Table of Contents

12. Additional Information About
the Registrant                              The Trust

13. Additional Information About
the Company Being Acquired                  Not Applicable

14. Financial Statements                    Financial Statements

PART C

15. Indemnification                         Item 15 - Indemnification

16. Exhibits                                Item 16 - Exhibits

17. Undertakings                            Item 17 - Undertakings

                                     PART A

The Proxy Statement/Prospectus for Forum Funds (the "Registrant") filed as Part A to Pre-Effective Amendment No. 1 to the Registrant's Regsitration Statement on Form N-14 (File No. 333-49565) is incorporated herein by reference. This Proxy Statement/Prospectus relates to the proposed transfer of substantially all of the assets of the Global Value Limited Partnership (the "Partnership") to Polaris Global Value Fund (the "Fund"), a newly created series of the Registrant.

                                     PART B

The  Statement  of  Additional  Information  (the  "SAI")  for Forum  Funds (the
"Registrant")  filed  as  Part  B  to  Pre-Effective  Amendment  No.  1  to  the
Registrant's Registration Statement on Form N-14 (File No. 333-49565) is incorporated herein by reference. This SAI supplements the Proxy Statement/Prospectus relating to the proposed transfer of substantially all of the assets of Global Value Limited Partnership (the "Partnership") to Polaris Global Value Fund (the "Fund"), a newly created series of the Registrant.

                                     PART C

                                OTHER INFORMATION

Item 15 - Indemnification.

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

"5.2.      INDEMNIFICATION.

           "(a) Subject to the exceptions and limitations contained in Section (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           "(b) No indemnification shall be provided hereunder to a Covered Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

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


                "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or eckless disregard of the duties involved in the conduct of the Trustee's or officer's office,"

                  "(A)  By the court or other body approving the settlement;

                  "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                  "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

"(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

"(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there

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


is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

"(e) Conditional advancing of indemnification moneys under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

"(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

"4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

"(f) We agree to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

"(g) You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise to an on account of your indemnity agreement contained in this paragraph 3(g). "5 We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 9(a) of the Distribution Services Agreement provides:

           "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of
           Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after

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


           the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain
           operative   and  in  full   force  and  effect   regardless   of  any
           investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this Section 9."

           In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in

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


           connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16 - Exhibits.

NOTE: * Indicates that the exhibit is incorporated herein by reference. All references to a post-effective amendment ("PEA") or pre-effective amendment ("PREEA") are to PEAs and PREEAs to registrant's registration statement on Form N-1A, file no. 2-67052.

           (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

           (2)* Copy of By-Laws of the Registrant (filed as Exhibit (2) to PEA No 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707)

           (3)  None.


           (4) Form of Agreement and Plan of Reorganization (filed as Exhibit B to Part A of the Registration Statement of Registrant on Form N-14 via EDGAR on May 5, 1998, accession number 0000919574-98-000550)


           (5)(a) Sections 2.04  and  2.06  of  Registrant's  Trust   Instrument
           provide as follows:

           "SECTION 2.04   TRANSFER OF SHARES.

          Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

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           "SECTION 2.06   ESTABLISHMENT OF SERIES.
The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

               "All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

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"Each  Share  of a Series  of the  Trust  shall  represent  an equal  beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

          (6) (a)* Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 5(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

          (b)* Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. (filed as Exhibit (5)(c) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

          (c)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Anhalt/O'Connell, Inc. (filed as Exhibit (5)(d) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

          (d)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Carl Domino Associates, L.P. (filed as Exhibit (5)(e) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

          (e)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and McDonald Investment Management, Inc. (filed as Exhibit (5)(f) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

          (f)* Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and LM Capital Management, Inc. (filed as Exhibit (5)(g) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

          (g)* Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (filed as Exhibit (5)(j) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

          (h)* Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. (filed as Exhibit (5)(k) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

          (i)* Investment Advisory Agreement between Norwest Bank Minnesota, N.A. and Core Trust (Delaware) relating to Index Portfolio (filed as Exhibit (5)(a) to Amendment No. 5 to the Registration Statement of Core Trust (Delaware), File No. 811-8858, via EDGAR on July 31, 1997, accession number 0000912057-96- 021568).

          (j)* Investment Advisory Agreement between Schroder Capital Management International, Inc. and Schroder Capital Funds, relating to Schroder U.S. Smaller Companies Portfolio, International Equity Fund and Schroder Emerging Markets Fund Institutional Portfolio (filed as
          Exhibit 5 to Amendment No. 1 to the Registration Statement of Schroder Capital Funds, File No. 811-9130, via EDGAR on August 9, 1996, accession number 0000898432- 96-000341).

          (k)* Form of Investment Advisory Agreement between Core Trust (Delaware) and Forum Investment Advisors, LLC relating to Treasury Portfolio, Treasury Cash Portfolio, Cash Portfolio, Government Cash Portfolio and Municipal Cash Portfolio (filed as Exhibit 5(n) to PEA No. 52 via EDGAR on November 24, 1997, accession number 0001047469-97-005953).

          (l)* Investment Advisory Agreement between Core Trust (Delaware) and Schroder Capital Management International, Inc. relating to International Portfolio (filed as Exhibit 5(b) to Amendment No. 5 to the Registration Statement of Core Trust (Delaware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

          (m)* Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC (filed as Exhibit 5(p) to PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

          (n) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (to be filed by Post-Effective Amendment ot the Registrant's Registration Statement on Form N-1A).

          (7) (a)* Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA
          21).

          (b)* Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (filed as Exhibit 6(d) of PEA 21).

          (c)* Distribution Agreement between Registrant and Forum Financial Services, Inc. (filed as Exhibit 6(f) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97- 025707).

          (8) None.

          (9) (a)* Form of Transfer Agency Agreement between Registrant and Forum Financial Corp. (filed as Exhibit 8(a) to PEA no. 33 via EDGAR on January 5, 1996, accession number 0000912057- 96-000216).

          (b)* Form of Custodian Agreement between Registrant and the First National Bank of Boston (filed as Exhibit 8(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057- 96-000216).

          (10) (a)* Form of Rule 12b-1 Plan adopted by the Registrant  (filed as
          Exhibit 15 of PEA No. 16).

          (b)* Rule 12b-1 Plan adopted by the Registrant with respect to they Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 8(c) of PEA No. 20).

           (11) Opinion and consent of Seward & Kissel regarding legality of securities (filed as Exhibit ll to the Registration Statement of Registrant on Form N-l4 via EDGAR on April 7, l998, accession number 0000919574-98-000466).


           (12) Opinion and consent of Dechert Price & Rhoads regarding tax consequences (filed herewith).


           (13) (a)* Administration Agreement between Registrant and Forum Administrative Services, LLC (filed as Exhibit 6(e) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97- 025707).

           (b)* Shareholder Service Plan of Registrant relating to the Quadra Funds and Form of Shareholder Service Agreement relating to Quadra Funds (filed as Exhibit 9(b) to PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163).

           (c)* Form of Shareholder Service Plan of Registrant and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund (filed as Exhibit 9(c) to PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189).


           (14) Consent of Coopers & Lybrand L.L.P. (filed as Exhibit 14 to the Registration Statement of Registrant on Form N-14 via EDGAR on May 5, 1998, accession number 0000919574-98-000550)


           (16) Powers of Attorney (filed as Exhibit ll to the Registration Statement of Registrant on Form N-l4 via EDGAR on April 7, l998, accession number 0000919574-98-000466).

           (17) Form of consent letter of limited partners of Global Value Limited Partnership (filed as Exhibit ll to the Registration Statement of Registrant on Form N- l4 via EDGAR on April 7, l998, accession number 0000919574-98-000466).

Item 17 - Undertakings

           (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file a copy of the tax opinion required to be filed as an exhibit to the registration statement by Item 16(12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine, on the 1th day of June, 1998.

                                 FORUM FUNDS

                                 By:    /s/ John Y. Keffer
                                     ----------------------------
                                        John Y. Keffer
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                           TITLE                      DATE

    1) Principal Executive Officer


/s/ John Y.Keffer                   Chairman              June 1, 1998
--------------------                and President
John Y. Keffer


2) Principal Financial
and Accounting Officer


/s/ Stacey Hong                     Acting Treasurer      June 1, 1998
--------------------
Stacey Hong
3) Trustees


    John Y. Keffer
    Costas Azariadis
    James C. Cheng
    J. Michael Parish


/s/ John Y. Keffer                                        June 1, 1998
---------------------
By: John Y. Keffer

(Attorney-in-fact)

                                INDEX TO EXHIBITS

EXHIBIT NUMBER       DESCRIPTION OF EXHIBIT

(12) Form of opinion of Dechert, Price & Rhoads as to ta consequences of the Agreement and Plan of Reorganization.

                                   Exhibit 12

                         FORM OF TAX OPINION AND CONSENT


                                  June 1, 1998


Global Value Limited Partnership
c/o Polaris Capital Management, Inc., General Partner
125 Summer Street
Boston, MA  02110

Forum Funds
on behalf of
Polaris Global Value Fund
Two Portland Square
Portland, ME  04101

Gentlemen:


You have requested our opinion regarding certain federal income tax consequences to Global Value Limited Partnership ("Transferor") and to Polaris Global Value Fund ("Fund"), a separate series of Forum Funds, in connection with the proposed transfer pursuant to section 351 of the Internal Revenue Code of 1986, as amended, (the "Code") of all of the assets of Transferor to Fund in exchange solely for over 80 percent of the shares of beneficial interest of Fund
("Shares"), all pursuant to the Agreement and Plan of Reorganization (the "Plan") dated as of May 22, 1998 (the Exchange).

For purposes of this opinion, we have examined and rely upon (1) the Plan, (2) the Form N-14, filed by Forum Funds on May 5, 1998, with the Securities and Exchange Commission, (3) the facts and representations contained in the letters dated June 1, 1998, addressed to us from Transferor and Fund, and (4) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.

This opinion is based upon the Code, United States Treasury regulations, judicial decisions and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon (a) the Exchange taking place in the manner described in the Plan and the Form N-14 referred to above, and (b) the facts and representations contained in the letters dated June 1, 1998, addressed to us from Transferor and Fund, being true and accurate as of the closing date of the Exchange.

           Based upon the foregoing, it is our opinion that:

           (1) Transferor will recognize no gain or loss on the Exchange.

           (2) Fund will recognize no gain or loss on the Exchange.


           (3) Fund's basis in the assets received in the Exchange will equal the basis of those assets in the hands of Transferor immediately prior to the Exchange.

           (4) Fund's holding period for the assets received in the Exchange will include the holding period during which Transferor held the assets.


We express no opinion as to the federal income tax consequences of the Exchange except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan and the representations made to us.


We hereby consent to the filing of this opinion letter as an exhibit to the Registration Statement on Form N-14 filed by Forum Funds with the Securities and Exchange Commission and to the reference to our firm under the caption "Legal Matters Relating to the Conversion" in the Proxy Statement/Prospectus included in that Registration Statement.


                                                Very truly yours,


                                                /s/ Dechert Price & Rhodes

                                                Dechert Price & Rhoads


                                        2